Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Disaggregated Revenue by Timing of Revenue Recognition

The following table provides information about disaggregated revenue from continuing operations by timing of revenue recognition:

	For the three months ended		For the six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
Timing of revenue recognition
Products and services transferred over time	$-	$-	$-	$-
Products and services transferred at a point in time	1,561,884	1,055,191	3,441,177	2,252,805
Total Revenue	$1,561,884	$1,055,191	$3,441,177	$2,252,805

The following table provides information about disaggregated revenue by timing of revenue recognition:

	December 31,	December 31,
	2025	2024
Timing of revenue recognition
Products and services transferred over time	$4,272,832	$5,129,440
Products and services transferred at a point in time	10,345,352	5,291,912
Total Revenue	$14,618,184	$10,421,352

Schedule of Basic and Diluted Earnings Per Share Attributable to Continuing Operations

The following table presents basic and diluted earnings per share attributable to continuing operations for the three and six months ended June 30, 2026, and 2025.

	Three months ended		Six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Net loss from continuing operations - basic and diluted, net of tax	$(3,080,442)	$(1,903,933)	$(4,344,228)	$(5,543,067)
Weighted average shares outstanding – basic and diluted	670,722	205,283	641,004	204,603
Net loss per share from continuing operations – basic and diluted	$(4.59)	$(9.27)	$(6.78)	$(27.09)
Excluded securities: (1)
Public Warrants	123,468	143,750	123,468	143,750
Private Warrants	6,963	6,963	6,963	6,963
Bridge Warrants	2,174	2,174	2,174	2,174
Extension Warrants	326	326	326	326
September 2024 Warrants	9,259	9,259	9,259	9,259
Quantum Convertible Note, related party (2)	-	23,281	-	23,281
Exchange Note (2)	-	10,342	-	10,342
September 2024 Convertible Note (3)	-	15,734	-	15,734
Series A Preferred stock common stock equivalents (4)	761	38,488	761	38,488
Stock options granted	10,046	10,046	10,046	10,046
Common stock issuance obligation	640	640	640	640
March 2025 Convertible Note (5)	-	771	-	437
May 2025 Convertible Note (6)	-	845	-	423
Common Stock Warrants	245,902	-	245,902	-
ClearThink Convertible Note (7)	25,128	-	17,475	-

(1)	The Company’s diluted shares have not been included in the computation of diluted net loss per share from continuing operations for the three and six months ended June 30, 2026, and 2025, as the result would be anti-dilutive.
(2)	Includes the interest amount thereon and assumes the floor conversion price of $160.00.

(3)	Includes the principal and interest amount thereon and calculated based on the initial fixed conversion price of $160.00.

(4)	Assumes the maximum conversion thereon at the floor conversion price of $160.00.

(5)	Includes the interest amount thereon and assumes the floor conversion price of $160.00.

(6)	Includes the interest amount thereon and assumes the closing price as of the reporting date.

(7)	Includes the interest amount thereon and assumes the average closing price for the reporting period.
	Three months ended		Six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Net income (loss) from discontinued operations - basic	$3,927,715	$(709,350)	$2,591,239	$(1,029,656)
Weighted average shares outstanding – basic	670,722	205,283	641,004	204,603
Net income (loss) per share from discontinued operations – basic	$5.86	$(3.46)	$4.04	$(5.03)

Net income (loss) from discontinued operations - diluted	3,920,835	(709,350)	2,578,216	(1,029,656)
Weighted average shares outstanding – diluted	697,250	205,283	659,879	204,603
Net income (loss) per share from discontinued operations – diluted	$5.62	$(3.46)	$3.91	$(5.03)
Excluded securities: (1)
Public Warrants	123,468	143,750	123,468	143,750
Private Warrants	6,963	6,963	6,963	6,963
Bridge Warrants	2,174	2,174	2,174	2,174
Extension Warrants	326	326	326	326
September 2024 Warrants	9,259	9,259	9,259	9,259
Quantum Convertible Note, related party (2)	-	23,281	-	23,281
Exchange Note (2)	-	10,342	-	10,342
September 2024 Convertible Note (3)	-	15,734	-	15,734
Series A Preferred stock common stock equivalents (4)	-	38,488	-	38,488
Stock options granted	10,046	10,046	10,046	10,046
Common stock issuance obligation	-	640	-	640
March 2025 Convertible Note (5)	-	771	-	437
May 2025 Convertible Note (6)	-	845	-	423
Common Stock Warrants	245,902	-	245,902	-

(1)	The Company’s diluted shares have not been included in the computation of diluted net loss per share from discontinued operations for the three and six months ended June 30, 2025, as the result would be anti-dilutive.

(2)	Includes the interest amount thereon and assumes the floor conversion price of $160.00.

(3)	Includes the principal and interest amount thereon and calculated based on the initial fixed conversion price of $160.00.

(4)	Assumes the maximum conversion thereon at the floor conversion price of $160.00.

(5)	Includes the interest amount thereon and assumes the floor conversion price of $160.00.

(6)	Includes the interest amount thereon and assumes the closing price as of the reporting date.

	Year Ended December 31,
	2025	2024

Net loss	$(14,712,850)	$(57,702,015)
Weighted average shares outstanding – basic and diluted	251,792	127,663
Net loss per share – basic and diluted	$(58.43)	$(451.99)
Excluded securities:(1)
Public Warrants	123,468	143,750
Private Warrants	6,963	6,963
Bridge Warrants	2,174	2,174
Extension Warrants	326	326
September 2024 Warrants	9,259	9,259
Common Stock Warrants	245,902	-
Quantum Convertible Note, related party (2)	2,587	23,281
Exchange Note (3)	-	10,342
September 2024 Convertible Note (3)	-	15,734
Series A Preferred stock common stock equivalents (4)	11,175	38,488
Stock options granted	10,046	10,046
Common stock issuance obligation	640	640

(1)	The Company’s dilutive shares have not been included in the computation of diluted net loss per share for the years ended December 31, 2025 and 2024, as the result would be anti-dilutive.

(2)	Includes the interest amount thereon and assumes the floor conversion price of $160.00, was partially converted during the year in 2025.

(3)	Fully converted during the year 2025.

(4)	Assumes the maximum conversion thereon and at the floor conversion price of $160.00, partially converted during the year 2025.

Schedule of Allowance for Credit Losses

The following table presents the Company’s allowance for credit losses on June 30, 2026, and December 31, 2025:

	June 30, 2026	December 31, 2025

Beginning allowance for credit losses	$835,007	$2,393,033
Add: Credit loss expense	872,122	1,029,317
Less: Accounts receivable write-off included in allowance for credit losses above	(64,895)	(2,587,343)
Ending allowance for credit losses	$1,642,234	$835,007

	December 31,	December 31,
	2025	2024
Beginning allowance for credit losses	$2,393,033	$32,457
Add: Allowance for credit losses, due to acquisition	—	1,696,553
Add: Provision for credit losses	1,029,317	514,282
(Less)/Add: Accounts receivable write-off included in allowance for credit losses above	(2,587,343)	149,741
Ending allowance for credit losses	$835,007	$2,393,033

Schedule of Identifiable Intangible Assets Subject to Amortization	Developed technology and customer relationships are amortized using the straight-line method over the five-year and ten-year estimated useful lives of the assets, respectively.
	Estimated	June 30,	December 31,
	Useful Life	2026	2025
Customer relationships	10 years	$2,100,000	$2,100,000
Developed technology	5 years	10,000,000	10,000,000
Accumulated amortization		(4,419,996)	(3,315,000)
Intangible assets, net		$7,680,004	$8,785,000

	Estimated	December 31,	December 31,
	Useful Life	2025	2024
Customer relationships	10 years	$2,100,000	$2,100,000
Developed technology	5 years	10,000,000	10,000,000
Accumulated amortization		(3,315,000)	(1,105,000)
Intangible assets, net		$8,785,000	$10,995,000

Schedule of Expected Amortization Expense

Expected amortization expense is as follows:

Year ending December 31, 2026 (remaining six months)	$1,105,004
Year ending December 31, 2027	2,210,000
Year ending December 31, 2028	2,210,000
Year ending December 31, 2029	1,210,000
Year ending December 31, 2030	210,000
Thereafter	735,000
Total	$7,680,004

Year ending December 31, 2026	$2,210,000
Year ending December 31, 2027	2,210,000
Year ending December 31, 2028	2,210,000
Year ending December 31, 2029	1,210,000
Year ending December 31, 2030	210,000
Thereafter	735,000
Total	$8,785,000

Schedule of Deferred Revenue Activities
	December 31,	December 31,
	2025	2024
Beginning of year	$487,814	$902,524
Additions	2,431,300	1,519,617
Revenue recognized	(1,594,629)	(1,934,327)
End of year	$1,324,485	$487,814

Schedule of Fixed Assets are Depreciated Using the Straight-Line Method Over the Estimated Useful Lives of the Assets
Estimated Useful Life
Office equipment	3-5 years
Medical equipment	3-10 years
Furniture	3-7 years
Leased equipment	Shorter of lease term or estimated useful life
Leasehold improvements	3-7 years